HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 90.2%
	AEROSPACE & DEFENSE - 1.9%
12,275	Mercury Systems, Inc.(a)	$ 441,655

	APPAREL & TEXTILE PRODUCTS - 1.0%
16,250	Levi Strauss & Company, Class A	222,138

	ASSET MANAGEMENT - 1.9%
8,250	Cohen & Steers, Inc.	430,980

	AUTOMOTIVE - 1.8%
14,600	Gentex Corporation	418,728

	BANKING - 10.3%
9,000	Columbia Banking System, Inc.	177,030
19,800	First Community Corporation	350,459
5,050	Hancock Whitney Corporation	173,872
23,150	Old Second Bancorp, Inc.	313,914
5,875	Pinnacle Financial Partners, Inc.	366,364
6,875	Prosperity Bancshares, Inc.	374,962
5,125	SouthState Corporation	338,763
3,850	Wintrust Financial Corporation	287,557
		2,382,921
	COMMERCIAL SUPPORT SERVICES - 2.2%
6,850	AMN Healthcare Services, Inc.(a)	519,641

	CONSTRUCTION MATERIALS - 1.5%
2,625	Simpson Manufacturing Company, Inc.	349,598

	CONTAINERS & PACKAGING - 3.7%
39,475	Graphic Packaging Holding Company	849,106

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 90.2% (Continued)
	ELECTRIC UTILITIES - 2.8%
13,450	Black Hills Corporation	$ 650,308

	ELECTRICAL EQUIPMENT - 3.1%
3,650	Generac Holdings, Inc.(a)	306,856
1,890	Littelfuse, Inc.	409,505
		716,361
	FOOD - 3.4%
7,650	John B Sanfilippo & Son, Inc.	782,289

	HEALTH CARE FACILITIES & SERVICES - 2.5%
5,975	Ensign Group, Inc. (The)	577,185

	HOME CONSTRUCTION - 3.1%
5,900	Armstrong World Industries, Inc.	447,751
1,075	Cavco Industries, Inc.(a)	268,223
		715,974
	INDUSTRIAL SUPPORT SERVICES - 1.3%
10,000	Core & Main, Inc.(a)	300,800

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
14,250	Lazard Ltd., Class A	395,723

	INSURANCE - 5.6%
10,550	Axis Capital Holdings Ltd.	602,405
5,875	Hanover Insurance Group, Inc. (The)	688,608
		1,291,013
	MACHINERY - 2.8%
6,550	Esab Corporation	414,615
2,025	Middleby Corporation (The)(a)	228,562
		643,177
	MEDICAL EQUIPMENT & DEVICES - 4.6%
22,875	Envista Holdings Corporation(a)	532,301
3,450	Globus Medical, Inc., Class A(a)	157,700
6,050	QuidelOrtho Corporation(a)	369,534

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 90.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.6% (Continued)
		$ 1,059,535
	METALS & MINING - 2.9%
3,750	Encore Wire Corporation	670,613

	MULTI ASSET CLASS REIT - 1.0%
18,000	Elme Communities	229,680

	OFFICE REIT - 1.0%
12,175	Equity Commonwealth	230,595

	OIL & GAS PRODUCERS - 5.6%
33,280	Magnolia Oil & Gas Corporation, Class A	747,136
8,775	Matador Resources Company	541,330
		1,288,466
	REAL ESTATE SERVICES - 2.6%
1,805	Jones Lang LaSalle, Inc.(a)	230,896
13,175	Marcus & Millichap, Inc.	378,122
		609,018
	RESIDENTIAL REIT - 3.1%
19,862	Independence Realty Trust, Inc.	246,090
34,275	UMH Properties, Inc.	473,338
		719,428
	RETAIL - DISCRETIONARY - 5.0%
9,800	Academy Sports & Outdoors, Inc.	439,432
5,747	BlueLinx Holdings, Inc.(a)	408,669
4,700	Boot Barn Holdings, Inc.(a)	326,650
		1,174,751
	SELF-STORAGE REIT - 1.3%
10,375	National Storage Affiliates Trust	295,895

	SEMICONDUCTORS - 4.7%
11,500	Coherent Corporation(a)	340,400
3,800	Onto Innovation, Inc.(a)	427,005
13,800	Vishay Intertechnology, Inc.	306,912

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 90.2% (Continued)
	SEMICONDUCTORS - 4.7% (Continued)
		$ 1,074,317
	SOFTWARE - 3.1%
18,375	Avid Technology, Inc.(a)
3,700	Ziff Davis, Inc.(a)	496,493 223,702
		720,195
	SPECIALTY REIT - 2.0%
34,975	Gladstone Land Corporation	477,758

	TECHNOLOGY SERVICES - 1.0%
7,625	John Wiley & Sons, Inc., Class A	230,809

	TRANSPORTATION & LOGISTICS - 1.7%
6,275	Grupo Aeroportuario del Centro Norte S.A.B. de - ADR	383,842

	TOTAL COMMON STOCKS (Cost $22,676,547)	20,852,499

	SHORT-TERM INVESTMENT — 17.3%
	MONEY MARKET FUND - 17.3%
4,008,270	First American Treasury Obligations Fund, Class X, 5.27% (Cost $4,008,270)(b)	4,008,270

	TOTAL INVESTMENTS - 107.5% (Cost $26,684,817)	$ 24,860,769
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.5)%	(1,726,917)
	NET ASSETS - 100.0%	$ 23,133,852

ADR	- American Depositary Receip
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of October 31, 2023